Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2022	December 31, 2021
Within one year	9,123	6,082
Total	9,123	6,082